FIRST EAGLE REAL ESTATE DEBT FUND

MANAGEMENT AGREEMENT

This Management Agreement (this "Agreement"), is entered into as of April 3, 2025 by and between FIRST EAGLE REAL ESTATE DEBT
FUND, a Delaware statutory trust (the "Fund") and FIRST EAGLE INVESTMENT MANAGEMENT, LLC, a registered investment adviser organized under the laws of the State of Delaware (the "Adviser"), and shall become effective upon the consummation of the change of ownership of First Eagle Holdings, Inc. ("FE Holdings"), parent company of the Adviser.

WITNESSETH:

WHEREAS, the Fund is a newly organized non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (together with the rules promulgated thereunder, the "1940 Act") that intends to operate as an interval fund under the 1940 Act;

WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (together with the rules promulgated thereunder, the "Advisers Act");
WHEREAS, the Fund desires to retain the Adviser to provide investment advisory services and administrative non-investment advisory services to the Fund in the manner and on the terms and conditions hereinafter set forth;

WHEREAS, the Adviser is willing to provide services to the Fund in the manner and on the terms and conditions hereinafter set forth;
and

WHEREAS, the Management Agreement dated June 5, 2024 by and between the Fund and the Adviser will terminate automatically due to the event of its assignment (as defined in the 1940 Act) from the prospective change of ownership of FE Holdings and this Agreement has been approved by the shareholder(s) of the Fund.

NOW, THEREFORE, the parties agree as follows:

1. The Fund hereby appoints the Adviser to act as investment adviser, for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to render the services herein described, for the compensation herein provided.

2. Subject to the supervision of the Board of Trustees of the Fund (the "Board"), the Adviser shall manage the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus and Statement of Additional Information (each as defined herein) of the Fund and subject to the following understandings:
(a) The Adviser shall provide supervision of the Fund's investments and determine from time to time what investments, securities or other instruments will be purchased, retained, sold or loaned by the Fund, and what portion of the assets will be invested or held uninvested.
(b) The Adviser shall use its best judgment in the performance of its duties under this Agreement.
(c) The Adviser, in the performance of its duties and obligations under this Agreement, shall act in conformity with the Amended and Restated Agreement and Declaration of Trust, as may be further amended and/or restated from time to time, the Prospectus and Statement of Additional Information of the Fund, the Fund's compliance policies and procedures, and with the instructions and directions of the Board and will conform to and comply with the requirements of the 1940 Act and all other applicable federal and state laws and regulations.

(d) The Adviser shall determine the investments, securities and other instruments to be purchased or sold by the Fund and will place orders pursuant to its determinations with or through such persons, brokers, dealers or other market participants (which may include affiliates of the Adviser) in conformity with the policy with respect to brokerage as set forth in the Fund's Prospectus and Statement of Additional Information or as the Board may direct from time to time.
In providing the Fund with investment management, it is recognized that the Adviser will give primary consideration to securing most favorable prices and efficient executions. Consistent with this policy, the Adviser may consider the financial responsibility, research and investment information and other services provided by brokers, dealers or other market participants who may effect or be a party to any such transaction or other transactions to which other clients of the Adviser may be a party. It is understood that neither the Fund nor the Adviser has adopted a formula for allocation of the Fund's investment business. It is also understood that it is desirable for the Fund that the Adviser have access to supplemental investment and market research and security and economic analysis provided by brokers or other market participants who may execute brokerage transactions at a higher cost to the Fund than may result when allocating brokerage to other brokers or other market participants on the basis of seeking the most favorable prices and efficient executions. Therefore, the Adviser is authorized to place orders for the purchase and sale of securities or other instruments for the Fund with such brokers or other market participants, subject to review by the Board, from time to time, with respect to the extent and continuation of this practice. Subject to such policies as the Board may determine, or as may be mutually agreed to by the Adviser and the Board, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and any Commission guidance issued thereunder) to the Adviser an amount of commission for effecting an investment transaction in the Fund that is in excess of the amount of commission or spread that another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission or spread was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or the overall responsibility of the Adviser with respect to the accounts for which it exercises investment discretion (as such term is defined in Section 3(a)(35) of the 1934
Act). It is understood that the services provided by such brokers or other market participants may be useful to the Adviser in connection with its services to other clients.
On occasions when the Adviser deems the purchase or sale of a security or other instruments to be in the best interest of the Fund as well as other clients, the Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities or other instruments to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities or other instruments so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.
(e) The Adviser shall be responsible for voting any proxies solicited by an issuer of securities held by the Fund in the best interest of the Fund and in accordance with the Adviser's proxy voting policies and procedures, as they may be amended from time to time. The Fund has been provided with a copy of the Adviser's proxy voting policies and procedures and has been informed as to how it can obtain further information from the Adviser about proxy voting activities undertaken on behalf of the Fund. The Adviser shall be responsible for reporting the Fund's proxy voting activities as required through periodic filings on Form N-PX.
(f) The Adviser shall maintain all books and records with respect to the Fund's portfolio transactions that the Fund is required to keep under Rule 31a-1 under the 1940 Act.
(g) The Adviser shall provide the Fund on each business day with information relating to all transactions concerning the Fund's assets.
(h) The investment management services provided by the Adviser hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.
(i) From time to time, the Fund may establish one or more wholly-owned subsidiaries. The initial such subsidiary is expected to be organized as a Delaware statutory trust to be referred to as the FEREL Owner Trust and formed for the purpose of purchasing, holding and managing a portfolio of mortgage loans. In connection with any such wholly-owned subsidiary, the Adviser is authorized to perform, and shall perform, the services enumerated herein in the same manner and to the same extent as if the assets of said subsidiary were held directly by the Fund. For the avoidance of doubt, in no case shall any purported extension of authority or related rights as may be embodied in the governing or ancillary documents of such a subsidiary (the "Subsidiary Agreements") be understood to extend the Adviser's rights or duties in respect of such subsidiary and the assets thereof beyond the scope of the rights and duties of the Adviser under this Agreement, unless the same has been specifically approved by the Board (and, to the extent required, the shareholders of the Fund) in each case when applicable in the manner contemplated for approval of advisory agreements under the 1940 Act. In this regard, and also for the avoidance of doubt, any termination or amendment of this Agreement shall operate as a termination or amendment of all rights and duties as may be then in effect as to the Adviser under any such Subsidiary Agreement and, further, any position as may be held by the Adviser or any affiliate thereof under such a Subsidiary Agreement shall promptly transfer to the Fund or another authorized person as and when requested or directed by the Board.

For the avoidance of doubt, if the Fund transfers the interests of a wholly-owned subsidiary to a counterparty as part of a reverse repurchase or similar transaction, the Adviser shall continue to manage the assets of such wholly-owned subsidiary pursuant to the terms of this Agreement.
(j) Nothing herein shall prohibit the Board from approving the payment by the Fund of additional compensation to others for consulting services, supplemental research and security and economic analysis.
(k) The Adviser is hereby authorized to enter into one or more sub-advisory agreements (each, as may be amended from time to time in accordance with its terms, a "Sub-Advisory Agreement") with other investment advisers (each a "Sub-Adviser") pursuant to which the Adviser may obtain the services of the Sub-Adviser(s) to assist the Adviser in fulfilling its responsibilities hereunder, subject to the oversight of the Adviser and/or the Fund, with the scope of such services and oversight to be set forth in each Sub-Advisory
Agreement.
3. The Fund has delivered (or will deliver the same as soon as available) to the Adviser copies of each of the following documents and will deliver to it all future amendments and supplements, if any:
(a) Certified resolutions of the Board authorizing the appointment of the Adviser and approving the form of this Agreement;
(b) The Registration Statement under the 1940 Act, as amended, on
Form N-2 (the "Registration Statement"), as filed with the Securities and Exchange Commission (the "Commission") relating to the Fund and all amendments thereto;
(c) The Fund's Notification of Registration of under the 1940 Act on Form N-8A as filed with the Commission and all amendments thereto; and
(d) Prospectus and Statement of Additional Information of the Fund
(such Prospectus and Statement of Additional Information, as currently in effect and as amended or supplemented, from time to time, being herein called the "Prospectus" and "Statement of Additional Information", respectively).
4. The Adviser shall authorize and permit any of its directors, officers and employees who may be elected as directors or officers of the Fund to serve in the capacities in which they are elected.
Services to be furnished by the Adviser under this Agreement may be furnished through the medium of any of such directors, officers or employees.
5. The Adviser shall keep the Fund's books and records required to be maintained by it pursuant to paragraph 2 hereof. The Adviser agrees that all records which it maintains for the Fund are the property of the Fund and it will surrender promptly to the Fund any of such records upon the Fund's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 of the Commission under the 1940 Act any such records as are required to be maintained by the Adviser pursuant to paragraph 2 hereof.

6. (a) For the investment advisory services provided pursuant to this Agreement by the Adviser, the Fund will pay monthly an investment management fee at the annual rate of 1.25 of the average daily value of the Fund's Managed Assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes). Upon any termination of this Agreement before the end of any month, the fee for such part of a month shall be prorated and shall be payable upon the date of termination of this Agreement.
(b) The Adviser will provide investment, advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. In this regard, and notwithstanding anything in this Agreement to the contrary, it is understood that this Agreement does not obligate the Adviser to pay for the maintenance of the Fund's general ledger and securities cost ledger or for pricing of the Fund's securities. The Adviser will not be required hereunder to pay any expenses of the Fund other than those above enumerated in this paragraph 6(b). In particular, but without limiting the generality of the foregoing, the Adviser will not be required to pay
(and shall be reimbursed by the Fund if the Adviser incurs) any of the following types of expenses: organizational and offering expenses (including without limitation out-of-pocket expenses, but not overhead or employee costs of the Adviser), brokers' commissions;
legal or auditing expenses of the Fund or related to investments and assets of the Fund; costs of obtaining ratings on the Fund's investments; calculating individual asset values and the Fund's net asset value (including the cost and expenses of any third-party valuation services, including engagement of such valuation service provider by the Adviser or its affiliates); out-of-pocket expenses, including travel expenses, incurred by the Adviser, or members of its investment team, or payable to third parties in performing due diligence on prospective investments and, if necessary, enforcing the Fund's rights; U.S. federal, state and local taxes or governmental fees; any direct expenses of issue, sale, underwriting, distribution, redemption or repurchase of the Fund's securities, including all costs and expenses associated with the preparation and distribution of an offering memorandum, a subscription agreement, if applicable, a registration statement or a shareholder application form; federal and state registration fees; the Fund's fidelity bond; the expenses of registering or qualifying securities for sale; the cost of preparing and distributing (as applicable) reports and notices to stockholders, financial statements and maintaining books and records, costs of preparing tax returns, costs of compliance with the Sarbanes-Oxley Act of 2002, as amended ("Sarbanes-Oxley"), and attestation and costs of filing reports or other documents with the SEC (or other regulatory bodies) and other reporting and compliance costs, including registration and listing fees, and the compensation of professionals responsible for the preparation or review of the foregoing; the fees or disbursements of dividend, disbursing, shareholder, transfer or other agent; the fees or disbursements of custodians of the Fund's assets; administration fees payable under any administration agreement and any sub-administration agreements, including related expenses; debt service and other costs of borrowings or other financing arrangements, including structuring expenses, legal costs and rating agency fees; the Fund's proportionate share of expenses related to co-investments; amounts payable to third parties relating to, or associated with, making or holding investments, including placement fees, structuring expenses and legal costs; cost and expenses relating to any special purpose vehicles held by the Fund; any necessary insurance premiums; costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or dispute in connection with the business of the Fund and the amount of any judgment or settlement paid in connection therewith, or the enforcement of the Fund's rights against any person and indemnification or contribution expenses payable by the Fund to any person and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and direct fees and expenses associated with independent audits, agency, consulting, information technology and legal costs; the costs of specialty and custom software expense for monitoring risk, compliance and overall investments; the costs of any reports, proxy statements or other notices to the Fund's shareholders (including printing and mailing costs), the costs of any shareholders' meetings and the compensation of investor relations personnel responsible for the preparation of the foregoing and related matters; fees and expenses of directors that are not affiliated with the Adviser; costs of hedging; commissions and other compensation payable to brokers or dealers; and all other charges and costs of the Fund's operations.
The Fund shall reimburse the Adviser or its affiliates for any expenses of the Fund as may be reasonably incurred as specifically provided for in this Agreement (including, for the avoidance of doubt, any of the above expenses incurred by the Adviser or its affiliates on the Fund's behalf) or as specifically agreed to by the Board. The Fund also shall reimburse the Adviser or its affiliates for the costs and expenses incurred in providing certain additional non-investment advisory administrative, accounting, operations, legal, compliance and other services to the Fund, including overhead and personnel costs associated with such services. For the avoidance of doubt, any service required by the Fund that is not a responsibility of the Adviser hereunder may be separately contracted with the Adviser and its affiliates, in which case the Adviser or such affiliate will be separately compensated.

7. (a) Subject to Section 7(b), the Adviser, any Sub-Adviser, each of their directors, trustees, officers, shareholders or members (and their shareholders or members, including the owners of their shareholders or members), agents, employees, controlling persons
(as determined under the 1940 Act ("Controlling Persons")) and any other person or entity Affiliated with, or acting on behalf of, the Adviser or any Sub-Adviser (each an "Indemnified Party" and, collectively, the "Indemnified Parties") will not be liable to the Fund for error of judgment or mistake of law or for any action taken or omitted to be taken by the Adviser or any Sub-Adviser in connection with the performance of any of their duties or obligations under this Agreement or otherwise as an investment adviser of the Fund
(except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services), and the Fund will indemnify, defend and protect the Indemnified Parties (each of whom will be deemed a third party beneficiary hereof) and hold them harmless from and against all losses, damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) ("Losses") incurred by the Indemnified Parties in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or its security holders) arising out of or otherwise based upon the performance of any of the Indemnified Parties' duties or obligations under this Agreement, any Sub-Advisory Agreement, or otherwise as an investment adviser of the Fund to the extent such Losses are not fully reimbursed by insurance and otherwise to the fullest extent such indemnification would not be inconsistent with the Organizational Documents, the 1940 Act, the laws of the State of Delaware and other applicable law.
(b) Notwithstanding Section 7(a) to the contrary, nothing contained herein will protect or be deemed to protect any of the Indemnified Parties against, or entitle or be deemed to entitle any of the Indemnified Parties to indemnification in respect of, any Losses to the Fund or its security holders to which the Indemnified Parties would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's or a Sub-Adviser's duties or by reason of the reckless disregard of the Adviser's or Sub-Adviser's duties and obligations under this Agreement or any Sub-Advisory Agreement (to the extent applicable, as the same will be determined in accordance with the 1940 Act and any interpretations or guidance by the SEC or its staff thereunder).
8. Upon the commencement of this Agreement, this Agreement shall continue for an initial two-year term after the effective date hereof and from year to year thereafter, but only so long as such year to year continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act; provided, however, that this Agreement may be terminated by the Fund at any time, without the payment of any penalty, by the Board or by vote of a majority of the outstanding voting interests (as defined in the 1940 Act) of the Fund, or by the Adviser at any time, without the payment of any penalty, on not less than 60 days' written notice to the Fund. This Agreement shall terminate automatically in the event of its assignment (as defined in the 1940 Act) by the Adviser.
9. The services of the Adviser to the Fund are not exclusive, and the Adviser may engage in any other business or render similar or different services to others including, without limitation, the direct or indirect sponsorship or management of other investment-based accounts or commingled pools of capital, however structured, having investment objectives similar to or different from those of the Fund, and nothing in this Agreement shall limit or restrict the right of any of the Adviser's shareholders (and their shareholders or members, including the owners of their shareholders or members), directors, officers, or employees who may also be a director, officer or employee of the Fund to engage in any other business or to devote time and attention in part to the management or other aspects of any business, whether of a similar or a dissimilar nature or to receive any fees or compensation in connection therewith (including fees for serving as a director of, or providing consulting services to, one or more of the Fund's portfolio companies, subject to applicable law).
The Adviser assumes no responsibility under this Agreement other than to render the services set forth herein. Nothing in this Agreement shall restrict any of the aforementioned from buying, selling or trading any securities or other instruments for their own account or for the account of others for whom they or may be acting, provided that such activities will not adversely affect or otherwise impair the performance by the Adviser of its duties and obligations under this Agreement and under the Advisers Act.

10. Except as otherwise provided herein or authorized by the Board, from time to time, the Adviser shall for all purposes herein be deemed to be an independent contractor and shall have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.
11. During the term of this Agreement, the Fund agrees to furnish the Adviser at its principal office all prospectuses, proxy statements, reports to Shareholders, sales literature, or other material prepared for distribution to Shareholders of the Fund or the public, which refer to the Adviser in any way, prior to use thereof and not to use such material if the Adviser reasonably objects in writing within five business days (or such other time as may be mutually agreed) after receipt thereof. In the event of termination of this Agreement, the Fund will continue to furnish to the Adviser copies of any of the above-mentioned materials which refer in any way to the Adviser.
Sales literature may be furnished to the Adviser hereunder by first class or overnight mail, facsimile transmission equipment or hand delivery. The Fund shall furnish or otherwise make available to the Adviser such other information relating to the business affairs of the Fund as the Adviser at any time, or from time to time, reasonably requests in order to discharge its obligations hereunder.
12. This Agreement constitutes the entire Agreement between the parties with respect to the subject matter hereof. This Agreement may be amended by mutual consent, but the consent of the Fund must be approved in conformity with the requirements of the 1940
Act.
13. Any notice or other communication required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, (1) to the Adviser at 1345
Avenue of the Americas, New York, NY 10105, Attention: General
Counsel; or (2) to the Fund at 1345 Avenue of the Americas, New
York, NY 10105, Attention: Secretary.
14. Except for the Indemnified Parties (with respect to Section 7 hereof) each being an intended beneficiary of the applicable sections of this Agreement, this Agreement is for the sole benefit of the parties hereto and nothing herein express or implied will give or be construed to give to any person, other than the parties hereto, any legal or equitable rights hereunder.
15. If any provision of this Agreement, or the application of any provision to any person or circumstance, shall be held to be inconsistent with any present or future law, ruling, rule or regulation of any court or governmental or regulatory authority having jurisdiction over the subject matter hereof, such provision shall be deemed to be rescinded or modified in accordance with such law, ruling, rule or regulation, and the remainder of this Agreement, or the application of such provision to persons or circumstances other than those as to which it shall be held inconsistent, shall not be affected thereby.
16. This Agreement shall be governed by and construed in accordance with the laws of the State of New York. Anything herein to the contrary notwithstanding, this Agreement shall not be construed to require, or to impose any duty upon, either of the parties to do anything in violation of any applicable laws or regulations.
17. The Fund may use the name "First Eagle" in connection with the name of the Fund or any variant thereof, only for so long as this Agreement or any extension, renewal or amendment hereof remain in effect, including any similar agreement with any organization which shall have succeeded to the Adviser's business as investment adviser, or any extension, renewal or amendment thereof, remains in effect. At such time as such Agreement shall no longer be in effect, the Fund will (to the extent that it lawfully can) cease to use such a name or any other name indicating that it is advised by, managed by or otherwise connected with the Adviser, or any organization which shall have so succeeded to such businesses. In no event shall the Fund use the names "First Eagle Investment Management," or any variant thereof if the Adviser's functions are transferred or assigned to a company that is not controlled by or under common control with First Eagle Investment Management, LLC. In the event that such Agreement shall no longer be in effect or the Adviser's functions are transferred or assigned to a company that is not controlled by or under common control with First Eagle Investment Management, LLC does not have control, the Fund shall use its best efforts to legally change its name by filing the required documentation with appropriate state and federal agencies.
18. If any occasion should arise in which the Adviser gives any advice to its clients concerning the shares of the Fund, the Adviser will act solely as investment counsel for such clients and not in any way on behalf of the Fund except to the extent that the Adviser is acting as principal underwriter of the Shares of the Funds. In connection with purchases or sales of portfolio securities for the account of a Fund, neither the Adviser nor any of its Trustees, officers or employees will act as a principal.
IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

FIRST EAGLE REAL ESTATE DEBT FUND
/s/SheelynM.Michael
Name: Sheelyn M. Michael
Title: Secretary and Deputy General Counsel

FIRST EAGLE INVESTMENT MANAGEMENT, LLC
/s/MehdiMahmud
Name: Mehdi Mahmud
Title: Chief Executive Officer